UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2025	Mar. 31, 2026	Dec. 31, 2025
Cash Flows from Operating Activities:
Net income (loss)	$ (61,786)	$ 1,114,164	$ 2,531,400
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Formation, general and administrative expenses paid by Sponsor under IPO Promissory Note – related party	1,089	0	1,089
Income earned on cash and marketable securities held in Trust Account	0	(1,808,197)	(4,392,100)
Changes in operating assets and liabilities:
Prepaid expenses	0	(38,691)	(90,729)
Due from related party	0	8,475	(5,089)
Accounts payable	19,527	14,464	107,053
Accrued expenses	11,200	512,506	962,012
Administrative services fee payable – related party	0	(5,000)	5,000
Net cash used in operating activities	(29,970)	(202,279)	(881,364)
Cash Flows from Investing Activities:
Purchase of treasury securities in Trust Account			(201,250,000)
Net cash used in investing activities			(201,250,000)
Cash Flows from Financing Activities:
Contributions for purchase of Private Placement Units	100,000	0
Proceeds from issuance of Class A Ordinary Shares			201,250,000
Proceeds from sale of Private Placement Units			5,922,500
Payment of underwriting fees and reimbursements			(4,100,000)
Payment of IPO Promissory Note – related party			(203,557)
Excess cash contribution recorded under IPO Promissory Note – related party			167,147
Payment of offering costs			(343,913)
Net cash provided by financing activities	100,000	0	202,692,177
Net Change in Cash	70,030	(202,279)	560,813
Cash – Beginning of period	0	560,813	0
Cash – End of period	70,030	358,534	560,813
Supplemental Non-Cash Investing and Financing Activities:
Deferred offering costs included in accrued offering costs	57,900	0
Remeasurement of shares subject to possible redemption	0	1,808,197
Related Party
Supplemental Non-Cash Investing and Financing Activities:
Deferred offering costs paid by Sponsor under IPO Promissory Note - related party	25,000	0	25,000
Prepaid expenses paid by Sponsor under IPO Promissory Note – related party			25,000
Class B Ordinary Shares
Supplemental Non-Cash Investing and Financing Activities:
Prepaid expenses paid by Sponsor in exchange for issuance of Class B Ordinary Shares	$ 25,000	$ 0
Class A Ordinary Shares
Supplemental Non-Cash Investing and Financing Activities:
Initial fair value of Class A Ordinary Shares subject to possible redemption			183,626,033
Remeasurement of shares subject to possible redemption			$ 22,016,067